ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 13 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES:

	December 31,
	2021	2020

	U.S. dollars in thousands
Accrued expenses	17,234	18,972
Employees and related liabilities	3,496	4,963
Government institutions	167	147
	20,896	24,082